Foreign Operations	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Notes to Financial Statements
Note 8. Foreign Operations

Foreign Operations

The Company’s operations are substantially carried out in the United Kingdom (“UK”).  Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the UK.  The Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency fluctuation and remittances and methods of taxation, among other things.

Operations

Substantially all of the Company’s operations are carried out in the Russia.  Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in Russia.  The Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency fluctuation and remittances and methods of taxation, among other things.